Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Cost and Accumulated Depreciation and Amortization of Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of premises and equipment follows:

			Estimated
	December 31,		Useful
	2013	2012	Lives
	(In thousands)
Land and land improvements	$8,243	$8,243	N/A
Buildings	33,393	32,850	40 years
Leasehold improvements	4,637	4,022	5-20 years
Equipment	16,154	14,398	3-7 years

	62,427	59,513
Less accumulated depreciation and amortization	(23,001)	(20,794)

	$39,426	$38,719

Future Minimum Lease Payments	At December 31, 2013, future minimum lease payments are as follows:

Years Ending December 31,	Amount
(In thousands)
2014	$1,341
2015	1,350
2016	1,272
2017	1,091
2018	1,008
Thereafter	4,646

$10,708